Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income (Expense) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost method investment, impairment charge	$ 1,100,000	$ 3,300,000	$ 8,300,000
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost-method investments, aggregate carrying amount, evaluated for impairment during the period	1,200,000	3,400,000
Cost method investments, fair value after impairment	100,000	100,000
Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Income (Expense) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost method investment, impairment charge	1,100,000	$ 3,300,000
Level 2 [Member] | Senior Notes Due 2019 [Member] | Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Closing trading price per $100 as of the last day of trading for the year	$ 100